Note 9 - Income Taxes (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Tax Credit Carryforward, Amount	$ 5,500
Income Taxes Paid	0
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards	116,800
Operating Loss Carryforwards, Subject to Expiration	$ 28,300